UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of April 30, 2016 (Unaudited)

AEW Real Estate Fund

Shares		Description	Value (†)
Common Stocks – 96.9% of Net Assets

Lodging – 2.6%
	176,700	Extended Stay America, Inc.	$2,765,355
	119,900	Hilton Worldwide Holdings, Inc.	2,643,795

			5,409,150

Real Estate – 1.3%
	68,700	Alexander & Baldwin, Inc.	2,627,088

Real Estate Investment Trusts – 93.0%
		REITs - Apartments – 16.4%
	72,400	American Campus Communities, Inc.	3,239,900
	173,200	American Homes 4 Rent, Class A	2,740,024
	59,300	AvalonBay Communities, Inc.	10,483,647
	67,200	Camden Property Trust	5,425,056
	173,000	Equity Residential	11,776,110

			33,664,737

		REITs - Diversified – 7.5%
	96,200	American Assets Trust, Inc.	3,816,254
	134,100	DuPont Fabros Technology, Inc.	5,339,862
	207,700	Forest City Realty Trust, Inc., Class A	4,316,006
	20,500	Vornado Realty Trust	1,962,465

			15,434,587

		REITs - Health Care – 9.8%
	154,000	Ventas, Inc.	9,566,480
	150,000	Welltower, Inc.	10,413,000

			19,979,480

		REITs - Hotels – 3.8%
	94,500	Chatham Lodging Trust	2,013,795
	232,200	Host Hotels & Resorts, Inc.	3,673,404
	100,900	RLJ Lodging Trust	2,125,963

			7,813,162

		REITs - Manufactured Homes – 1.4%
	41,900	Equity Lifestyle Properties, Inc.	2,869,731

		REITs - Office Property – 14.2%
	82,000	Boston Properties, Inc.	10,566,520
	73,500	Douglas Emmett, Inc.	2,385,075
	131,400	Empire State Realty Trust, Inc., Class A	2,432,214
	550,200	Gramercy Property Trust	4,660,194
	206,400	Paramount Group, Inc.	3,446,880
	280,700	Piedmont Office Realty Trust, Inc., Class A	5,588,737

			29,079,620

		REITs - Regional Malls – 16.1%
	49,000	Macerich Co. (The)	3,727,920
	104,000	Simon Property Group, Inc.	20,921,680
	82,500	Tanger Factory Outlet Centers, Inc.	2,894,100

Shares	Description	Value (†)
Common Stocks – continued

Real Estate Investment Trusts – continued

	REITs - Regional Malls – continued
77,100	Taubman Centers, Inc.	$5,354,595

		32,898,295

	REITs - Shopping Centers – 6.9%
95,600	Acadia Realty Trust	3,221,720
182,300	DDR Corp.	3,190,250
34,400	Federal Realty Investment Trust	5,231,552
96,100	Retail Opportunity Investments Corp.	1,890,287
32,400	Retail Properties of America, Inc., Class A	518,076

		14,051,885

	REITs - Single Tenant – 1.2%
99,200	STORE Capital Corp.	2,546,464

	REITs - Storage – 8.5%
186,600	CubeSmart	5,525,226
48,900	Public Storage	11,971,209

		17,496,435

	REITs - Warehouse/Industrials – 7.2%
237,600	ProLogis, Inc.	10,789,416
211,300	Rexford Industrial Realty, Inc.	3,966,101
2,500	Terreno Realty Corp.	56,925

		14,812,442

	Total Real Estate Investment Trusts	190,646,838

	Total Common Stocks (Identified Cost $166,761,181)	198,683,076

Principal Amount
Short-Term Investments – 3.1%
$6,448,448	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2016 at 0.030% to be repurchased at $6,448,464 on 5/02/2016 collateralized by $6,375,000 U.S. Treasury Note, 2.00% due 7/31/2022 valued at $6,582,188 including accrued interest(b) (Identified Cost $6,448,448)	6,448,448

	Total Investments – 100.0% (Identified Cost $173,209,629)(a)	205,131,524
	Other Assets Less Liabilities – (0.0)%	(91,183)

	Net Assets – 100.0%	$205,040,341

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2016, the net unrealized appreciation on investments based on a cost of $173,209,629 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$34,133,964
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,212,069)

Net unrealized appreciation	$31,921,895

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$198,683,076	$—	$—	$198,683,076
Short-Term Investments	—	6,448,448	—	6,448,448

Total	$198,683,076	$6,448,448	$—	$205,131,524

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2016 (Unaudited)

REITs - Apartments	16.4%
REITs - Regional Malls	16.1
REITs - Office Property	14.2
REITs - Health Care	9.8
REITs - Storage	8.5
REITs - Diversified	7.5
REITs - Warehouse/Industrials	7.2
REITs - Shopping Centers	6.9
REITs - Hotels	3.8
Lodging	2.6
Other Investments, less than 2% each	3.9
Short-Term Investments	3.1

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 22, 2016

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	June 22, 2016